Offerings	Sep. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0005 per share
Amount Registered | shares	7,187,500
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 43,125,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,955.56
Offering Note	(a) Estimated solely for the purpose of determining the amount of the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). Includes Class A ordinary shares that may be purchased by the underwriters pursuant to their option to purchase Class A additional ordinary shares to cover over-allotment, if any. (b) In accordance with Rule 416 under the Securities Act, the Registrant is also registering an indeterminate number of additional Class A ordinary shares that may become issuable as a result of share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0005 per share
Amount Registered | shares	6,250,000
Proposed Maximum Offering Price per Unit	6.00
Maximum Aggregate Offering Price	$ 37,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,178.75
Offering Note	This Registration Statement also covers the resale by the Selling Shareholders of up to 6,250,000 Class A ordinary shares previously issued to the Selling Shareholders. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(a) under the Securities Act, as amended.